Long-Term Debt - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 04, 2018 USD ($)	Jan. 17, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Long-term debt outstanding balance	$ 478,909				$ 475,750
Interest expense	$ 12,518	$ 12,481
Weighted average interest rate	5.16%	4.14%
Prepayment of credit facility	$ 40,799	$ 8,677
2017 Credit Facility
Debt Instrument [Line Items]
Repayment amount	26,416
In connection with the sale of M/T Aristotelis | 2017 Credit Facility
Debt Instrument [Line Items]
Prepayment of credit facility	$ 14,383
M/T Anikitos | ING Bank N.V.
Debt Instrument [Line Items]
Long-term debt outstanding balance			$ 15,625
Line of credit facility, arrangement date	Nov. 19, 2015
Repayment installments	13
Frequency of Payments	quarterly
Repayment amount	$ 355
Balloon payment, payable together with the final instalment	$ 11,010
Starting period of payment installments	May 31, 2020
Debt variable rate basis	LIBOR
Credit facility margin	2.50%
Maturity date	Jun. 30, 2023
M/T Aristaios | Credit Agricole Corporate & Investment Bank and ING Bank NV
Debt Instrument [Line Items]
Long-term debt outstanding balance				$ 28,333
Line of credit facility, arrangement date	Jan. 02, 2017
Repayment installments	12
Frequency of Payments	semi-annual
Repayment amount	$ 917
Balloon payment, payable together with the final instalment	$ 17,333
Starting period of payment installments	Jul. 31, 2018
Debt variable rate basis	LIBOR
Credit facility margin	2.85%
Maturity date	Jan. 31, 2024